Related Party Transactions	9 Months Ended
Sep. 30, 2012
Related Party Transactions

(15)    Related Party Transactions

During fiscal 2009, we loaned $6.0 million to our founder in exchange for a non-interest bearing promissory note, which was settled in connection with our sale of Series C preferred stock. Refer to Note 9 for further discussion of this transaction. No loans were issued during fiscal 2010, 2011 or the six months ended December 31, 2011.

In connection with the sale and issuance of our Series D preferred stock, we repurchased and subsequently cancelled 23,510,264 shares of common stock from eligible stockholders, including a total of 18,436,000 shares from our founder and his family, and our former chief financial officer. Refer to Note 9 for further discussion of this transaction.

As part of our sale of Series C and Series D preferred stock, we recorded a liability of $5.3 million for withholding taxes associated with the repurchase of our founder’s shares plus potential interest and penalties that may be imposed by the tax authorities. We recorded an offsetting receivable of $5.3 million in prepaid expenses and other current assets at June 30, 2010 and 2011 and December 31, 2011 representing the total amount that was subsequently paid to us by our founder in February 2012 for these withholding taxes. In April 2012, we paid $5.3 million to the tax authorities for these withholding taxes.